January 30, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Morgan Growth Fund (the Trust)
File No. 2-29601

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Michael J. Drayo
Senior Counsel
The Vanguard Group, Inc.

cc: Brion Thompson, Esq.
U.S. Securities and Exchange Commission